Note 24 - Contingencies, Commitments and Restrictions On the Distribution of Profits	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
24	Contingencies, commitments and restrictions on the distribution of profits

(i)       Contingencies

Tenaris is from time to time subject to various claims, lawsuits and other legal proceedings, including customer, employee, tax and environmental-related claims, in which third
parties are seeking payment for alleged damages, reimbursement for losses, or indemnity. Management with the assistance of legal counsel periodically reviews the status of each significant matter and assesses potential financial exposure.

Some of these claims, lawsuits and other legal proceedings involve highly complex issues, and often these issues are subject to substantial uncertainties and, therefore, the probability of loss and an estimation of damages are difficult to ascertain. Accordingly, with respect to a large portion of such claims, lawsuits and other legal proceedings, Tenaris is unable to make a reliable estimate of the expected financial effect that will result from ultimate resolution of the proceeding. In those cases, Tenaris has not
accrued a provision for the potential outcome of these cases.

If a potential loss from a claim, lawsuit or other proceeding is considered probable and the amount can be reasonably estimated, a provision is recorded. Accruals for loss contingencies reflect a reasonable estimate of the losses to be incurred based on information available to management as of the date of preparation of the financial statements and take into consideration litigation and settlement strategies. In a limited number of ongoing cases, Tenaris was able to make a reliable estimate of the expected loss or range of probable loss and has accrued a provision for such loss but believes that publication of this information on a case-by-case basis would seriously prejudice Tenaris’s position in the ongoing legal proceedings or in any related settlement discussions. Accordingly, in these cases, the Company has disclosed information with respect to the nature of the contingency but has not
disclosed its estimate of the range of potential loss.

The Company believes that the aggregate provisions recorded for potential losses in these Consolidated Financial Statements are adequate based upon currently available information. However, if management’s estimates prove incorrect, current reserves could be inadequate and Tenaris could incur a charge to earnings which could have a material adverse effect on Tenaris’s results of operations, financial condition, net worth and cash flows.

Below is a summary description of Tenaris’s material legal proceedings which are outstanding as of the date of these Consolidated Financial Statements. In addition, Tenaris is subject to other legal proceedings, none
of which is believed to be material.

▪	CSN claims relating to the January 2012 acquisition of Usiminas shares

Confab Industrial S.A. (“Confab”), a Brazilian subsidiary of the Company, is one
of the defendants in a lawsuit filed in Brazil by Companhia Siderúrgica Nacional (CSN) and various entities affiliated with CSN against Confab and several Ternium subsdiaries that acquired a participation in Usiminas’ control group in
January 2012.

The CSN lawsuit alleges that, under applicable Brazilian laws and rules, the acquirers were required to launch a tag-along tender offer to all non-controlling holders of Usiminas’ ordinary shares for a price per share equal to
80%
of the price per share paid in such acquisition, or
BRL28.8,
and seeks an order to compel the acquirers to launch an offer at that price plus interest. If so ordered, the offer would need to be made to
182,609,851
ordinary shares of Usiminas
not
belonging to Usiminas’ control group, and Confab would have a
17.9%
share in that offer.

▪	CSN claims relating to the January 2012 acquisition of Usiminas shares (Cont.)

On
September 23, 2013,
the
first
instance court dismissed the CSN lawsuit, and on
February 8, 2017,
the court of appeals maintained the understanding of the
first
instance court. On
March 6, 2017,
CSN filed a motion for clarification against the decision of the Court of Appeals of São Paulo, which was rejected on
July 19, 2017.
On
August 18, 2017,
CSN filed an appeal to the Superior Court of Justice seeking the review and reversal of the decision issued by the Court of Appeals. On
March 5, 2018,
the court of appeals ruled that CSN’s appeal did
not
meet the requirements for submission to the Superior Court of Justice and rejected the appeal. On
May 8, 2018,
CSN appealed against such ruling and on
January 22, 2019,
the court of appeals rejected it and ordered that the case be submitted to the Superior Court of Justice. The Superior Court of Justice will review admissibility of CSN’s appeal, and, if declares it admissible, will then render a decision on the merits. The Superior Court of Justice is restricted to the analysis of alleged violations to federal laws and cannot assess matters of fact.

Tenaris continues to believe that all of CSN’s claims and allegations are groundless and without merit, as confirmed by several opinions of Brazilian legal counsel, two
decisions issued by the Brazilian securities regulator (CVM) in
February 2012
and
December 2016,
and the
first
and
second
instance court decisions referred to above.

▪	Veracel celulose accident litigation

On
September 21, 2007,
an accident occurred in the premises of Veracel Celulose S.A. (“Veracel”) in connection with a rupture in one
of the tanks used in an evaporation system manufactured by Confab. The Veracel accident allegedly resulted in material damages to Veracel. Itaú Seguros S.A. (“Itaú”), Veracel’s insurer at the time of the Veracel accident and currently replaced by Chubb Seguros Brasil S/A (“Chubb”), initiated a lawsuit against Confab seeking reimbursement of damages paid to Veracel in connection with the Veracel accident. Veracel initiated a second
lawsuit against Confab seeking reimbursement of the amount paid as insurance deductible with respect to the Veracel accident and other amounts not
covered by insurance. Itaú and Veracel claimed that the Veracel accident was caused by failures and defects attributable to the evaporation system manufactured by Confab. Confab believes that the Veracel accident was caused by the improper handling by Veracel’s personnel of the equipment supplied by Confab in violation of Confab’s instructions. The two
lawsuits were consolidated and are considered by the
6th
Civil Court of São Caetano do Sul; however, each lawsuit will be adjudicated separately.

On
September 28, 2018
Confab and Chubb, entered into a settlement agreement pursuant to which on
October 9, 2018,
Confab paid an amount of approximately
$3.5
million to Chubb, without assuming any liability for the accident or the claim.

On
October 10, 2018,
Confab was notified that the court had issued rulings for both lawsuits. Both decisions were unfavorable to Confab:

▪	With respect to Chubb’s claim, Confab was ordered to pay an amount of approximately
BRL89.8
million (approximately
$23.2
million) (including interest, fees and expenses). On
October 15, 2018,
Confab filed a request for homologation of the settlement agreement mentioned above, as such settlement agreement remains valid and binding between the parties. On
November 8, 2018,
the settlement agreement was homologated by the court.

▪	With respect to Veracel’s claim, Confab was ordered to pay the insurance deductible and other concepts not
covered by insurance, currently estimated to amount to
BRL57.8
million (approximately US$
14.9
million) (including interest, fees and expenses). Both parties filed motions for clarification against the court’s decision, which were partially granted. Although the contract between Confab and Veracel expressly provided that Confab would not
be liable for damages arising from lost profits, the court award would appear to include
BRL49.5
million (approximately
$12.8
million) of damages arising therefrom; Confab has additional defense arguments in respect of a claim for lost profits. On
December 18, 2018,
Confab filed an appeal against the
first
instance court decision. At this stage the Company cannot predict the outcome of the claim or the amount or range of loss in case of an unfavorable outcome.

▪
Ongoing investigation

The Company has learned that Italian and Swiss authorities are investigating whether certain payments were made from accounts of entities presumably associated with affiliates of the Company to accounts controlled by an individual allegedly related with officers of Petróleo Brasileiro S.A. and whether any such payments were intended to benefit Confab. Any such payments could violate certain applicable laws, including the U.S. Foreign Corrupt Practices Act. The Company had previously reviewed certain of these matters in connection with an investigation by the Brazilian authorities related to “Operation Lava Jato” and the Audit Committee of the Company’s Board of Directors has engaged external counsel in connection with a review of the alleged payments and related matters. In addition, the Company has voluntarily notified the U.S. Securities and Exchange Commission and the U.S. Department of Justice. The Company continues to review these matters and to respond to requests from and otherwise cooperate with the appropriate authorities. At this time, the Company cannot predict the outcome of these matters or estimate the range of potential loss or extent of risk, if any, to the Company’s business that may
result from resolution of these matters.

▪	Petroamazonas penalties

On
January 22, 2016,
Petroamazonas (“PAM”), an Ecuadorian state-owned oil company, imposed penalties to the Company’s Uruguayan subsidiary, Tenaris Global Services S.A. (“TGS”), for its alleged failure to comply with delivery terms under a pipe supply agreement. The penalties amount to approximately
$22.5
million as of the date hereof. On
June 27, 2018,
TGS initiated arbitration proceedings against PAM before the Quito Chamber of Commerce Arbitration Center, seeking the annulment of the penalties. In
September 2018,
PAM filed its response to the arbitration claim. The claim is currently in evidentiary stage before the arbitration panel. Tenaris believes, based on the advice of counsel, that PAM had no
legal basis to impose the penalties and that TGS has meritorious defenses against PAM. However, the Company cannot predict the outcome of a claim against a state-owned company.

▪	Contractor claim for additional costs

Tenaris Bay City Inc. (“Tenaris Bay City”), a U.S. subsidiary of the Company, received claims from a contractor for alleged additional costs in the construction of a project located in the Bay City area for an amount initially stated to be in excess of
$90
million; however, subsequently the contractor amended the amount of the claim to
$48
million plus attorneys’ fees and arbitration costs. On
June 30, 2017,
the contractor filed a demand for arbitration of these claims. An arbitral panel was selected and a scheduling order issued. The parties have already submitted statements of claim and responses to the other party’s claim. The final trial hearings on this matter have begun in
February 2019.
At this stage the Company cannot predict the outcome of the claim or the amount or range of loss in case of an unfavorable outcome.

▪
Claim for differences on gas supply prices

On
July 7, 2016,
Siderca was notified of a claim initiated by an Argentine state-owned company for an amount of
$25.4
million, allegedly owed as a result of differences in the price paid for gas supplied to Siderca during three
months in
2013.
In
November 2018,
Siderca was notified of a decision issued by the competent administrative agency confirming that Siderca paid the correct price for its gas purchases. As the decision was not
appealed, it became final and, accordingly, the claim was finalized in favor of Siderca.

▪
Tax assessment in Mexico regarding tax deductions on purchases of scrap

In
2017,
Tamsa and Servicios Generales Tenaris Tamsa S.A (“Segeta”),
two
Mexican subsidiaries of the Company, were informed that the Mexican tax authorities had determined that the tax deductions associated with certain purchases of scrap made by the companies during
2013
failed to comply with applicable requirements and, accordingly, should be rejected. Tamsa and Segeta filed their respective responses and complaints against the determination and provided additional information evidencing compliance with applicable requirements for the challenged tax deductions. On
August 30, 2018
and
January 24, 2019,
administrative decisions were issued in the proceedings against Segeta and Tamsa, respectively, determining a tax obligation in the amount of
MXN1,540
million (approximately
$78
million) for Segeta and
MXN3,749
million (approximately
$190
million) for Tamsa. On
October 15, 2018
and
March 8, 2019,
Segeta and Tamsa filed revocation requests (recursos de revocación exclusivos) against the
August 2018
decision as to Segeta and the
January 2019
decision as to Tamsa. On
March 27, 2019,
Segeta was notified that the Mexican tax authorities had reversed and left without effects their former tax determination. Tenaris believes, based on the advice of counsel and on the recent favorable resolution regarding Segeta, that it is unlikely that the ultimate resolution of either tax assessment will result in a material obligation.

▪
Putative class actions

The Company is aware that, following its
November 27, 2018
announcement that its Chairman and CEO Paolo Rocca was included in an Argentine court investigation known as the Notebooks Case, two
putative class action complaints were filed in the U.S. District Court for the Eastern District of New York purportedly on behalf of purchasers of Tenaris securities from
May 1, 2014
through
November 27, 2018.
The individual defendants named in the complaint are Tenaris’s Chairman and CEO and Tenaris’s CFO. Neither the Company nor any of the individual defendants have been served. Each complaint alleges that during the class period (
May 2014-
November 2018),
the Company and the individual defendants inflated the Tenaris share price by failing to disclose that sale proceeds received by Ternium (in which Tenaris held an
11.46%
stake) when Sidor was expropriated by Venezuela were received or expedited as a result of alleged improper payments made to Argentine officials. The complaint does not
specify the damages that plaintiff is seeking.

▪	Investigation concerning alleged price overcharges in Brazil

In
2018,
two
Brazilian subsidiaries of the Company were notified of formal charges arising from a review by the Tribunal de Contas da Uniao (TCU) for alleged price overcharges on goods supplied to Petróleo Brasileiro S.A- Petrobras under a supply contract. Both companies have already filed their defenses. The estimated amount of this claim is
BRL27
million (approximately
$7
million). Tenaris believes, based on the advice of counsel and external consultants, that the prices charged under the Petrobras contract do not
result in overprices and that it is unlikely that the ultimate resolution of this matter will result in a material obligation.

(ii)       Commitments and other purchase orders

Set forth is a description of Tenaris’s main outstanding commitments:

▪	A Tenaris company entered into a contract with Transportadora de Gas del Norte S.A. for the service of natural gas transportation to the facilities of Siderca, an Argentine subsidiary of Tenaris. As of
December 31, 2018,
the aggregate commitment to take or pay the committed volumes for a

-year term totalled approximately
$40.1
million.

▪	Several Tenaris companies entered into a contract with Praxair S.A. for the service of oxygen and nitrogen supply. As of
December 31, 2018,
the aggregate commitment to take or pay the committed volumes for a

-year term totalled approximately
$57.7
million.

▪	Several Tenaris companies entered into a contract with Graftech for the supply of graphite electrodes. As of
December 31, 2018,
the aggregate commitment to take or pay the committed volumes totalled approximately
$55
million.

▪	A Tenaris company entered into a

-year contract (effective as of
December 1, 2016,
through
December 1, 2041)
with Techgen for the supply of

MW (which represents
22%
of Techgen’s capacity). Monthly payments are determined on the basis of capacity charges, operation costs, back-up power charges, and transmission charges. As of the seventh
contract year (as long as Techgen’s existing or replacing bank facility has been repaid in full), the Tenaris company has the right to suspend or early terminate the contract if the rate payable under the agreement is higher than the rate charged by the Comisión Federal de Electricidad (“CFE”) or its successors. The Tenaris company may
instruct Techgen to sell to any affiliate, to CFE, or to any other third
party all or any part of unused contracted energy under the agreement and the Tenaris company will benefit from the proceeds of such sale.

▪	A Tenaris company entered into a contract with Vale International S.A. for the supply of iron ore, for which it is committed to purchase at least
70%
of its annual iron ore needs, up to

thousand tons of pellets annually. The contract expires on
December 31, 2020.
The aggregate commitment amounts to approximately
$136.9
million.

▪	A Tenaris company entered into a contract with Canadian National Railway for the service of rail transportation from its raw material supplier to its Canadian production center. The total commitment ending
June 30, 2020
is
$22.8
million.

▪	A Tenaris company entered into a contract with Air Liquide Mexico, S. de R.L de C.V. for the supply of argon gas. As of
December 31, 2018,
the aggregate commitment totalled approximately
$20.8
million.

Additionally the Company issued performance guarantees mainly related to long term commercial contracts with several customers and parent companies guarantees for approximately
$2.1
billion.

(iii)
Restrictions to the distribution of profits and payment of dividends

As of
December 31, 2018,
equity as defined under Luxembourg law and regulations consisted of:

(all amounts in thousands of U.S. dollars)
Share capital	1,180,537
Legal reserve	118,054
Share premium	609,733
Retained earnings including net income for the year ended December 31, 2018	16,439,438
Total equity in accordance with Luxembourg law	18,347,762

At least
5%
of the Company’s net income per year, as calculated in accordance with Luxembourg law and regulations, must be allocated to the creation of a legal reserve equivalent to
10%
of the Company’s share capital.

As of
December 31, 2018,
this reserve is fully allocated and additional allocations to the reserve are not
required under Luxembourg law. Dividends
may
not
be paid out of the legal reserve.

The Company
may
pay dividends to the extent, among other conditions, that it has distributable retained earnings calculated in accordance with Luxembourg law and regulations.

At
December 31, 2018,
distributable amount under Luxembourg law totals
$17.0
billion, as detailed below:

(all amounts in thousands of U.S. dollars)
Retained earnings at December 31, 2017 under Luxembourg law	16,956,761
Other income and expenses for the year ended December 31, 2018	(33,303)
Dividends approved	(484,020)
Retained earnings at December 31, 2018 under Luxembourg law	16,439,438
Share premium	609,733
Distributable amount at December 31, 2018 under Luxembourg law	17,049,171